International Portfolio
Schedule of Investments (unaudited)
As of March 31, 2024
The portfolio files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The portfolio’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value ($000)
Common Stocks (95.4%)
Australia (1.1%)
	WiseTech Global Ltd.	561,705	34,356
Austria (0.5%)
	Erste Group Bank AG	328,156	14,625
Belgium (2.8%)
*	Argenx SE	140,899	55,553
	Umicore SA	774,424	16,696
	UCB SA	108,645	13,412
			85,661
Brazil (2.0%)
*	NU Holdings Ltd. Class A	4,017,609	47,930
	Raia Drogasil SA	1,472,154	8,034
	B3 SA - Brasil Bolsa Balcao	2,568,914	6,141
			62,105
Canada (1.2%)
	Toronto-Dominion Bank	232,377	14,024
	Canadian National Railway Co.	97,682	12,863
*	Shopify Inc. Class A (XTSE)	122,038	9,418
			36,305
China (7.0%)
	Tencent Holdings Ltd.	1,929,800	75,166
*	PDD Holdings Inc. ADR	414,240	48,155
*,1	Meituan Class B	3,488,592	43,064
*	Baidu Inc. ADR	118,779	12,505
	Shenzhen Inovance Technology Co. Ltd. Class A	974,521	8,124
*,1	Wuxi Biologics Cayman Inc.	4,103,500	7,507
	Contemporary Amperex Technology Co. Ltd. Class A	269,500	7,046
	BYD Co. Ltd. Class H	226,000	5,787
*	Full Truck Alliance Co. Ltd. ADR	740,642	5,384
[1]	Ganfeng Lithium Group Co. Ltd. Class H	1,168,600	3,582
			216,320
Denmark (4.9%)
*	Vestas Wind Systems A/S	2,267,652	63,253
*	Genmab A/S	150,844	45,227
	Novo Nordisk A/S Class B	205,293	26,334
*	Ambu A/S Class B	1,003,781	16,520
			151,334
France (6.0%)
	L'Oreal SA (XPAR)	91,012	43,101
	Schneider Electric SE	165,825	37,489
	Kering SA	80,617	31,931

		Shares	Market Value ($000)
	Sanofi SA	169,128	16,453
	TotalEnergies SE	186,941	12,859
	EssilorLuxottica SA	56,198	12,713
	Hermes International SCA	3,939	10,067
	Legrand SA	76,987	8,153
	Carrefour SA	466,831	8,008
*	SOITEC	60,821	6,281
			187,055
Germany (4.2%)
	SAP SE	180,684	35,183
*,1	Zalando SE	757,082	21,649
	Bayerische Motoren Werke AG (XETR)	176,989	20,421
*,1	Delivery Hero SE	598,056	17,101
	Siemens AG (Registered)	80,496	15,370
	Infineon Technologies AG	426,129	14,491
*	HelloFresh SE	616,033	4,394
*,2	Jumia Technologies AG ADR	477,446	2,444
			131,053
Hong Kong (1.4%)
	AIA Group Ltd.	4,136,400	27,824
	BOC Hong Kong Holdings Ltd.	2,872,000	7,701
	Hong Kong Exchanges & Clearing Ltd.	252,560	7,359
			42,884
India (1.5%)
	HDFC Bank Ltd.	1,857,033	32,382
	Reliance Industries Ltd.	343,203	12,272
*,3,4	ANI Technologies Private Ltd. PP (Acquired 12/1/15, Cost $5,969)	19,170	1,584
			46,238
Indonesia (0.4%)
	Bank Central Asia Tbk PT	18,170,700	11,555
Israel (1.1%)
*	Wix.com Ltd.	257,526	35,405
Italy (2.8%)
	Ferrari NV	137,847	60,106
	Prysmian SpA	259,295	13,523
	FinecoBank Banca Fineco SpA	836,661	12,531
			86,160
Japan (6.8%)
	SMC Corp.	54,700	30,860
	Mitsubishi UFJ Financial Group Inc.	2,697,500	27,445
	Nidec Corp.	587,800	24,376
	M3 Inc.	1,287,800	18,533
	Sony Group Corp.	196,200	16,824
	KDDI Corp.	472,800	13,979
	Bridgestone Corp.	278,900	12,361
	Recruit Holdings Co. Ltd.	244,800	10,748
	Terumo Corp.	498,200	9,116
	FUJIFILM Holdings Corp.	364,500	8,185
	SBI Holdings Inc.	293,000	7,685
	Kubota Corp.	488,200	7,660
	Sekisui Chemical Co. Ltd.	421,000	6,159
	Shimano Inc.	37,900	5,638
	Daikin Industries Ltd.	36,500	4,984
	Murata Manufacturing Co. Ltd.	256,900	4,805

		Shares	Market Value ($000)
	MS&AD Insurance Group Holdings Inc.	30,800	544
			209,902
Netherlands (10.0%)
	ASML Holding NV	153,318	148,635
*,1	Adyen NV	63,916	107,963
	EXOR NV	475,241	52,888
			309,486
Norway (0.6%)
*,1	AutoStore Holdings Ltd.	5,309,709	9,821
	DNB Bank ASA	457,086	9,086
			18,907
Singapore (0.5%)
*	Sea Ltd. ADR	297,966	16,004
South Korea (2.9%)
*	Coupang Inc.	2,756,783	49,043
	Samsung Electronics Co. Ltd. (XKRX)	523,235	32,026
	Samsung SDI Co. Ltd. (XKRX)	26,778	9,497
			90,566
Spain (1.0%)
	Banco Bilbao Vizcaya Argentaria SA	1,665,736	19,836
	Iberdrola SA (XMAD)	848,196	10,535
			30,371
Sweden (6.3%)
*	Spotify Technology SA	419,611	110,735
	Atlas Copco AB Class A	3,826,883	64,631
*	Kinnevik AB Class B	940,952	10,553
	Svenska Handelsbanken AB Class A	613,290	6,200
	Nibe Industrier AB Class B	413,124	2,032
			194,151
Switzerland (3.2%)
[1]	VAT Group AG	40,725	21,038
	Cie Financiere Richemont SA Class A (Registered)	110,180	16,774
	Roche Holding AG	61,388	15,674
	Lonza Group AG (Registered)	22,602	13,507
	Alcon Inc.	139,054	11,501
	Temenos AG (Registered)	137,690	9,849
	Chocoladefabriken Lindt & Spruengli AG Ptg. Ctf.	764	9,144
			97,487
Taiwan (4.2%)
	Taiwan Semiconductor Manufacturing Co. Ltd. (XTAI)	5,316,000	129,397
United Kingdom (8.4%)
	Shell plc	1,115,288	37,364
*	Wise plc Class A	2,720,123	31,797
*,3,4	The Brandtech Group LLC PP (Acquired 9/23/15, Cost $5,200)	3,903,901	28,772
	GSK plc	1,143,307	24,547
	Unilever plc (XLON)	343,225	17,231
*	Ocado Group plc	2,924,862	16,774
	Rio Tinto plc	230,084	14,547
	RELX plc	333,824	14,396
	AstraZeneca plc	82,352	11,063
	Reckitt Benckiser Group plc	193,111	11,008
	Haleon plc	2,500,295	10,478
	Diageo plc	275,461	10,193
	National Grid plc	673,589	9,076
	Bunzl plc	228,783	8,803

		Shares	Market Value ($000)
	Burberry Group plc	475,345	7,271
	Whitbread plc	145,557	6,085
			259,405
United States (14.6%)
*	MercadoLibre Inc.	87,031	131,587
	NVIDIA Corp.	107,098	96,769
*	Moderna Inc.	582,262	62,046
*	Elastic NV	394,041	39,499
*	Illumina Inc.	191,338	26,275
*	Tesla Inc.	149,264	26,239
	Booking Holdings Inc.	3,363	12,201
*	Atlassian Corp. Ltd. Class A	59,697	11,648
*,2	Mobileye Global Inc. Class A	324,695	10,439
*	Liberty Media Corp. - Liberty Formula One Class C	135,028	8,858
*	Lululemon Athletica Inc.	21,555	8,420
*	ARM Holdings plc ADR	57,744	7,217
	Ferguson plc	30,284	6,615
*	SolarEdge Technologies Inc.	62,456	4,433
			452,246
Total Common Stocks (Cost $2,588,654)			2,948,978
Preferred Stocks (1.4%)
*	Sartorius AG Preference Shares	87,599	34,786
[1]	Dr. Ing Hc F Porsche AG Preference Shares	82,767	8,232
Total Preferred Stocks (Cost $57,099)			43,018
Temporary Cash Investments (2.8%)
Money Market Fund (2.8%)
[5,6]	Vanguard Market Liquidity Fund, 5.407% (Cost $85,857)	858,662	85,849
Total Investments (99.6%) (Cost $2,731,610)			3,077,845
Other Assets and Liabilities—Net (0.4%)			13,502
Net Assets (100%)			3,091,347
Cost is in $000.
*	Non-income-producing security.
1	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2024, the aggregate value was $239,957,000, representing 7.8% of net assets.
2	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $6,375,000.
3	Restricted securities totaling $30,356,000, representing 1.0% of net assets.
4	Security value determined using significant unobservable inputs.
5	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
6	Collateral of $6,829,000 was received for securities on loan.
ADR—American Depositary Receipt.
PP—Private Placement.
Ptg. Ctf.—Participating Certificates.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
MSCI EAFE Index	June 2024	447	52,681	237
MSCI Emerging Markets Index	June 2024	390	20,456	(49)
				188

Forward Currency Contracts
	Contract Settlement Date	Contract Amount (000)				Unrealized Appreciation ($000)	Unrealized Depreciation ($000)
Counterparty		Receive		Deliver
State Street Bank & Trust Co.	6/20/24	USD	112	CHF	97	4	—
JPMorgan Chase Bank, N.A.	6/20/24	USD	1,506	EUR	1,372	21	—
Deutsche Bank AG	6/20/24	USD	841	SEK	8,590	36	—
						61	—
CHF—Swiss franc.
EUR—euro.
SEK—Swedish krona.
USD—U.S. dollar.
A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date.  Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the portfolio’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the portfolio’s pricing time. When fair-value pricing is employed, the prices of securities used by a portfolio to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
B. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the portfolio’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).
C. Futures Contracts: The portfolio uses index futures contracts to a limited extent, with the objective of maintaining full exposure to the stock market while maintaining liquidity. The portfolio may purchase or sell futures contracts to achieve a desired level of investment, whether to accommodate portfolio turnover or cash flows from capital share transactions. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the portfolio and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the portfolio trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the portfolio’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. Fluctuations in the value of the contracts are recorded as an asset (liability).
D. Forward Currency Contracts: The portfolio enters into forward currency contracts to protect the value of securities and related receivables and payables against changes in future foreign exchange rates. Risks associated with these types of forward currency contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the ability of the counterparties to fulfill their obligations under the contracts. The portfolio mitigates its counterparty risk by entering into forward currency contracts only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the portfolio cannot be repledged, resold, or rehypothecated. The master netting arrangements provide that, in the event of a counterparty’s default (including bankruptcy), the portfolio may terminate the forward currency contracts, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the portfolio under the master netting arrangements. The forward currency contracts contain provisions whereby a counterparty may terminate open contracts if the portfolio’s net assets decline below a certain level, triggering a payment by the portfolio if the portfolio is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the portfolio has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the forward currency contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
Forward currency contracts are valued at their quoted daily prices obtained from an independent third party, adjusted for currency risk based on the expiration date of each contract. Fluctuations in the value of the contracts are recorded as an asset (liability).
E.  Various inputs may be used to determine the value of the portfolio’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the portfolio’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.

The following table summarizes the market value of the portfolio’s investments and derivatives as of March 31, 2024, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks—North and South America	550,656	—	—	550,656
Common Stocks—Other	279,675	2,088,291	30,356	2,398,322
Preferred Stocks	—	43,018	—	43,018
Temporary Cash Investments	85,849	—	—	85,849
Total	916,180	2,131,309	30,356	3,077,845
Derivative Financial Instruments
Assets
Futures Contracts[1]	237	—	—	237
Forward Currency Contracts	—	61	—	61
Total	237	61	—	298
Liabilities
Futures Contracts[1]	49	—	—	49
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments.
The determination of Level 3 fair value measurements is governed by documented policies and procedures adopted by the board of trustees. The timely analysis and valuation of Level 3 securities held by the portfolio in accordance with established policies and procedures is performed by the valuation designee under the oversight of the board. The valuation designee employs various methods for calibrating valuation approaches, including a regular review of key inputs and assumptions, transactional back-testing or disposition analysis, and reviews of any related market activity. A summary of valuation decisions made by the valuation designee is reported to the board on a quarterly basis for review. The board reviews the adequacy of the fair value measurement policies and procedures in place on an annual basis.
The following table summarizes changes in investments and derivatives valued based on Level 3 inputs during the period ended March 31, 2024. Transfers, if any, into or out of Level 3 are recognized based on values as of the beginning of the period.
Amount Valued Based on Level 3 Inputs	Investments in Common Stocks ($000)
Balance as of December 31, 2023	31,398
Change in Unrealized Appreciation (Depreciation)	(1,042)
Balance as of March 31, 2024	30,356
Net change in unrealized appreciation (depreciation) from investments and derivatives still held as of March 31, 2024, was ($1,042,000).
The following table provides quantitative information about the significant unobservable inputs used in fair value measurements as of March 31, 2024.

Security Type	Fair Value at 3/31/2024 ($000)	Valuation Technique	Unobservable Input	Range (Weighted Avg.)
Common Stocks	28,772	Market Comparables	EV/LTM Revenue Liquidity Discount	1.54-7.81 (4.53) 10%
	1,584	Market Comparables	EV/LTM Revenue Liquidity Discount Index Return	1.07-12.31 (5.21) 10% 37.8%
Significant increases or decreases in the significant unobservable inputs used in the fair value measurement of the portfolio’s Level 3 securities, in isolation, could result in a significantly higher or lower fair value measurement at March 31, 2024.